Revenue - Additional Information (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities	£ 68,379		£ 17,993
Collaboration Agreement With Mallinckrodt
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,800
Contract liabilities			16,400		$ 20
Milestone payment received	1,500	$ 2	1,700
Collaboration Agreement With Takeda
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,400
Milestone payment received	1,600	$ 2
Collaboration Agreement with AstraZeneca
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	22
Contract liabilities	17,100			$ 20
Further amount due to be received	30,800			$ 40
Royalty Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	226		73
Research Collaboration Income
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 5,253		£ 171